Financial Instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Instruments
31.	FINANCIAL INSTRUMENTS

(a)	Categories of financial instruments

	As of December 31,
	2018	2019	2019
	RMB’000	RMB’000	US$’000
Financial assets
Financial assets at amortized cost	1,840,246	1,654,942	237,718

Financial liabilities
Financial liabilities at amortized cost	1,084,886	968,969	139,184

(b)	Financial risk management objectives and policies
The Group’s major financial instruments include trade and other receivables, trade and other payables, pledged bank deposits, fixed bank deposits with maturity period over three months, bank balances and cash and bank borrowings. Details of the financial instruments are disclosed in the respective notes. The risks associated with these financial instruments include market risk, credit risk and liquidity risk. The policies on how to mitigate these risks are set out below. The Group’s management manages and monitors these exposures to ensure appropriate measures are implemented on a timely and effective manner.
Interest rate risk
The Group is exposed to fair value interest rate risk in relation to fixed-rate bank borrowings (see Note 2
2
), amount due to a shareholder (see Note 2
1
), advance from an unrelated party (see Note
20
) and fixed bank deposits, which carry fixed interest rate. The Group is also exposed to cash flow interest rate risk in relation to bank balances and pledged bank deposits because these balances carry interest at prevailing rates. However, such exposure is minimal to the Group and the bank balances and pledged bank deposits are of short maturity.
The Group currently does not have any interest rate hedging policy in relation to fair value interest rate risk and cash flow interest rate risk. The directors monitor the Group’s exposure on an ongoing basis and will consider hedging the interest rate should the need arise.
Sensitivity analysis
The sensitivity analysis below has been determined based on the exposure to interest rates for bank deposits and pledged bank deposits at the end of the reporting periods. The analysis is prepared assuming the amounts outstanding at the end of the reporting periods were outstanding for the whole year. If interest rates had been 10 basis points higher/lower for bank deposits and pledged bank deposits, and all other variables were held constant, the Group’s pre-tax profit (loss) for the year would have increased/decreased (decreased/increased) by the following amount:

	2018	2019	2019
	RMB’000	RMB’000	US$’000
Pre-tax profit (loss) for the year	607	562	81
The 10 basis points increase or decrease represents management’s assessment of a reasonably possible change in interest rates over the period until the end of the next annual reporting period. The analysis is performed on the same basis for 2018.

Credit risk and impairment assessment
At the end of each reporting period, the Group’s maximum exposure to credit risk which will cause a financial loss to the Group due to failure to discharge an obligation by the counterparties is arising from the carrying amount of the respective recognized financial assets as stated in the consolidated statements of financial position.
The Group’s credit risk is primarily attributable to trade receivables. In order to minimize the credit risk, the management of the Group has assigned a team to be responsible for determination of credit limits, credit approvals and other monitoring procedures to ensure that follow-up
action is taken to recover overdue debts. Ongoing credit evaluation is performed on the financial condition of customers. The Group performs impairment assessment under ECL model upon application of IFRS 9 (2018: incurred ECL model) on accounts balances on provision matrix. The Group also requires deposits from its distributors. In this regard, the directors consider that the Group’s credit risk on receivables is significantly reduced.
The Group’s total trade receivables due from the five largest customers accounted for 25.0% and 25.8% of its total trade receivables as of December 31, 2019 and 2018, respectively.
The credit risk on liquid funds is limited because the counterparties are banks with good reputations.
Maximum exposure and
year-end
staging as at December 31, 2019
 and 2018:
The table below shows the credit quality and the maximum exposure to credit risk based on the Group’s credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and year-end
staging classification. The amounts presented are gross carrying amounts for financial assets.

	12-month ECLs	Lifetime ECL
	Stage 1	Stage 2	Stage 3	Simplified approach	2019 Total	2019 Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Trade receivables*	—	—	—	369,742	369,742	53,110
Financial assets included in other receivables and prepayments
– Normal**	73,460	—	—	—	73,460	10,552
Pledged bank deposits
– Not yet past due	14,900	—	—	—	14,900	2,140
Fixed bank deposits with maturity periods over three months
– Not yet past due	290,000	—	—	—	290,000	41,656
Bank balances and cash
– Not yet past due	906,840	—	—	—	906,840	130,259

Total	1,285,200	—	—	369,742	1,654,942	237,717

	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Total	184,607	—	—	53,110	237,717

	12-month ECLs	Lifetime ECL
	Stage 1	Stage 2	Stage 3	Simplified approach	2018 Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade receivables*	—	—	—	526,974	526,974
Financial assets included in other receivables and prepayments
– Normal**	56,522	—	—	—	56,522
Pledged bank deposits
– Not yet past due	33,500	—	—	—	33,500
Fixed bank deposits with maturity periods over three months
– Not yet past due	290,000	—	—	—	290,000
Bank balances and cash
– Not yet past due	933,250	—	—	—	933,250

Total	1,313,272	—	—	526,974	1,840,246

*
For trade receivables, the Group has applied the simplified approach in IFRS 9 to determine the loss allowance at lifetime ECL. The Group determines the expected credit losses on thoese items by using a provision matrix grouped by ageing.

**
The credit quality of the financial assets included in other receivables and prepayments is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition.

Currency risk
The Group has foreign currency sales which expose the Group to risk due to changes in foreign exchange rates. At the end of each reporting period, the carrying amounts of the Group’s monetary assets denominated in a currency other than the functional currency of the relevant entities were as follows:

	As of December 31,
	2018	2019	2019
	RMB’000	RMB’000	US$’000
Assets (HK$)	20	22	3
Assets (US$)	36,013	25,537	3,668
Liabilities (US$)	9,911	10,557	1,516

Sensitivity analysis
The Group’s foreign currency risk is mainly concentrated on the fluctuation of US$ and HK$. The following table details the Group’s sensitivity to a 5% increase and decrease in RMB against the relevant foreign currencies. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the years end for a 5% change. On this basis, if RMB depreciates against foreign currencies by 5%, the Group’s pre-tax
profit (loss) for the year would have increased/decreased (decreased/increased) by the following amount, and vice versa.

	2018	2019	2019
	RMB’000	RMB’000	US$’000
Pre-tax profit (loss) for the year	1,306	750	108

The sensitivity analysis has been determined assuming that the change in foreign exchange rates had occurred at the end of the reporting period and had been applied to re-measure
those financial instruments held by the Group which expose the Group to foreign currency risk at the end of the reporting period. The stated changes represent management’s assessment of reasonably possible changes in foreign exchange rates over the period until the end of next annual reporting period. The analysis is performed on the same basis for 2018.
In management’s opinion, the sensitivity analysis is unrepresentative of the inherent foreign exchange risk as the year end exposure at the end of the reporting period does not reflect the exposure during the year.
Liquidity risk
The Group’s policy is to regularly monitor and maintain a level of cash and cash equivalents deemed adequate by management to finance the Group’s operations and mitigate the effects of fluctuations in cash flows. The management monitors the utilization of borrowings, its liquidity requirements and its compliance with lending covenants to ensure that it maintains sufficient amount of cash and adequate committed lines of funding from major financial institutions to meet its liquidity requirements in the short and longer term.
The following tables detail the Group’s remaining contractual maturity for its financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest dates on which the Group can be required to pay. The tables include both interest and principal cash flows.

	Weighted average effective interest rate	On demand/ less than 3 months	3 months to 1 year	Total undiscounted cash flows	Carrying amount	Carrying amount
	%	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
As of December 31, 2018
Non-derivative financial liabilities
Trade and other payables		437,975	164,000	601,975	601,975
Bank borrowings—fixed rate	4.35%	257,406	223,395	480,801	473,000
Amount due to a shareholder		9,911	—	9,911	9,911

		705,292	387,395	1,092,687	1,084,886

As of December 31, 2019
Non-derivative financial liabilities
Trade and other payables		330,829	70,000	400,829	400,829	57,576
Bank borrowings – fixed rate	4.35%	343,472	222,511	565,983	558,000	80,152
Amount due to a shareholder		10,557	—	10,557	10,557	1,516

		684,858	292,511	977,369	969,386	139,244

Commodity price risk
The major raw material used in the production of the Company’s products includes steel. The Group is exposed to fluctuation in the prices of this raw material which are influenced by global as well as regional supply and demand conditions. Fluctuations in the prices of raw materials could adversely affect the Group’s financial performance. The Group historically has not entered into any commodity derivative instruments to hedge the potential commodity price changes.

(c)	Fair value
No disclosure of fair value is required as all of the Group’s financial assets and liabilities are carried at amounts not materially different from their fair values as of December 31, 2018 and 2019.